Consolidated Statements of Shareholders' Equity (Deficit) (USD $)	Total USD ($)	Convertible Notes Payable [Member] USD ($)	Predecessor USD ($)	Successor USD ($)	Successor Convertible Notes Payable [Member] USD ($)	Series A Preferred Stock USD ($)	Series A Preferred Stock Predecessor USD ($)	Series A Preferred Stock Successor USD ($)	Series B Preferred Stock USD ($)	Series B Preferred Stock Predecessor USD ($)	Common Stock USD ($)	Common Stock Predecessor USD ($)	Common Stock Predecessor Gemini USD ($)	Common Stock Predecessor AFH USD ($)	Common Stock Successor USD ($)	Common Stock Successor Convertible Notes Payable [Member]	Common Stock Series A Preferred Stock Successor USD ($)	Subscription Receivable Successor USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Predecessor USD ($)	Additional Paid-in Capital Predecessor Gemini USD ($)	Additional Paid-in Capital Predecessor AFH USD ($)	Additional Paid-in Capital Successor USD ($)	Additional Paid-in Capital Successor Convertible Notes Payable [Member] USD ($)	Additional Paid-in Capital Series A Preferred Stock Successor USD ($)	Treasury Stock USD ($)	Treasury Stock Predecessor USD ($)	Accumulated Other Comprehensive Income USD ($)	Accumulated Other Comprehensive Income Predecessor USD ($)	Accumulated Deficit During Development Stage USD ($)	Accumulated Deficit During Development Stage Predecessor USD ($)	Accumulated Deficit During Development Stage Successor USD ($)	Noncontrolling Interest Predecessor USD ($)
Beginning Balance at Dec. 27, 1995
Uncompensated contribution of services			$ 755,556
Cancellation of Predecessor common stock and fresh start adjustments			(124,495,151)									(42,820)								(150,426,331)							25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss			128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares												(42,820,380)															(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11			5,472,000									11,400								5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares												11,400,000
Comprehensive income (loss):
Net loss			(117,121,644)
Net income (loss)			(117,121,644)
Ending Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Ending Balance at Aug. 31, 2009			(7,305,849)																	(7,688,831)										382,982
Ending Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Beginning Balance at Dec. 31, 1995
Issuance of common & preferred stock for cash/services (December 28 ,1995)	820										2,285								(1,465)
Issuance of common & preferred stock for cash/services (November 07 ,1996)	50,000										11								49,989
Issuance of common & preferred stock for cash/services (November 29, 1996)	10,000										2								9,998
Issuance of common & preferred stock for cash/services (December 19 ,1996)	30,000										7								29,993
Issuance of common & preferred stock for cash/services (December 26 ,1996)	50,000										11								49,989
Issuance of common & preferred stock for cash/services, shares (December 28 ,1995)											2,285,291
Issuance of common & preferred stock for cash/services, shares (November 07 ,1996)											11,149
Issuance of common & preferred stock for cash/services, shares (November 29, 1996)											2,230
Issuance of common & preferred stock for cash/services, shares (December 19 ,1996)											6,690
Issuance of common & preferred stock for cash/services, shares (December 26 ,1996)											11,148
Comprehensive income (loss):
Net loss			(270,468)																											(270,468)
Ending Balance at Dec. 31, 1996			(129,648)									2,316								138,504											(270,468)
Ending Balance, Shares at Dec. 31, 1996												2,316,508
Issuance of common & preferred stock for cash/services (December 27, 1997)			95,000									21								94,979
Issuance of common & preferred stock for cash/services (December 28 1997)			10,255									287								9,968
Issuance of common & preferred stock for cash/services (September 01 ,1997)			36,260									11								36,249
Issuance of common & preferred stock for cash/services, shares (December 27, 1997)												21,182
Issuance of common & preferred stock for cash/services, shares (December 28 1997)												287,193
Issuance of common & preferred stock for cash/services, shares (September 01 ,1997)												11,148
Comprehensive income (loss):
Net loss			(52,550)																												(52,550)
Ending Balance at Dec. 31, 1997			(40,683)									2,635								279,700											(323,018)
Ending Balance, Shares at Dec. 31, 1997												2,636,031
Issuance of common & preferred stock for cash/services (August 23 ,1998)			20,067									4								20,063
Issuance of common & preferred stock for cash/services, shares (August 23 ,1998)												4,459
Repurchase of common/treasury stock (September 29,1998)			(50,280)																								(50,280)
Repurchase of common stock/treasury, shares (September 29,1998)																											2,400
Comprehensive income (loss):
Net loss			(195,675)																												(195,675)
Ending Balance at Dec. 31, 1998			(266,571)									2,639								299,763							(50,280)				(518,693)
Ending Balance, Shares at Dec. 31, 1998												2,640,490															2,400
Issuance of common & preferred stock for cash/services (September 10,1999)	150,000											53								149,947
Issuance of common & preferred stock for cash/services, shares (September 10,1999)												52,506
Comprehensive income (loss):
Net loss			(1,306,778)																												(1,306,778)
Ending Balance at Dec. 31, 1999			(1,423,349)									2,692								449,710							(50,280)				(1,825,471)
Ending Balance, Shares at Dec. 31, 1999												2,692,996															2,400
Issuance of common & preferred stock for cash/services (January 18, 2000)			1,923									54								1,869
Issuance of common & preferred stock for cash/services (March 01 ,2000)			25									69								(44)
Issuance of common & preferred stock for cash/services (April 04 ,2000)			10									28								(18)
Issuance of common & preferred stock for cash/services, shares (January 18, 2000)												53,583
Issuance of common & preferred stock for cash/services, shares (March 01 ,2000)												68,698
Issuance of common & preferred stock for cash/services, shares (April 04 ,2000)												27,768
Comprehensive income (loss):
Net loss			(807,076)																												(807,076)
Ending Balance at Dec. 31, 2000			(2,228,467)									2,843								451,517							(50,280)				(2,632,547)
Beginning Balance, Shares at Dec. 31, 2000												2,843,045															2,400
Issuance of common & preferred stock for cash/services (July 01 ,2001)			56									157								(101)
Issuance of common & preferred stock for cash/services (July 01, 2001 (b))			45								125								(80)
Issuance of common & preferred stock for cash/services (August 10 ,2001)			2,020,000																	2,018,653
Issuance of common & preferred stock for cash/services (August 10 ,2001 (b))	1,347
Issuance of common & preferred stock for cash/services (August 10 ,2001 (c))	60
Issuance of common & preferred stock for cash/services (August 28 ,2001)			40,000									27								39,973
Issuance of common & preferred stock for cash/services (September 30, 2001)			471,555								314								471,241
Issuance of common & preferred stock for cash/services (November 01 , 2001)	146																		218,754
Issuance of common & preferred stock for cash/services, shares (July 01 ,2001)												156,960
Issuance of common & preferred stock for cash/services, shares (July 01, 2001 (b))	125,000
Issuance of common & preferred stock for cash/services, shares (August 10 ,2001 (b))	1,346,669
Issuance of common & preferred stock for cash/services, shares (August 10 ,2001 (c))	60,000
Issuance of common & preferred stock for cash/services, shares (August 28 ,2001)												26,667
Issuance of common & preferred stock for cash/services, shares (September 30, 2001)											314,370
Issuance of common & preferred stock for cash/services, shares (November 01 , 2001)											145,933
Issuance of common stock for capitalization of accrued salaries (August 10 ,2001)			328,125									70								328,055
Issuance of common stock for capitalization of accrued salaries, shares (August 10 ,2001)												70,000
Issuance of common stock for conversion of convertible securities (August 10 ,2001)			1,611,346									1,750								1,609,596
Issuance of common stock for conversion of convertible securities, shares (August 10 ,2001)												1,750,000
Issuance of common stock for conversion of convertible shareholder notes payable (August 10 ,2001)			135,667									209								135,458
Issuance of common stock for conversion of convertible shareholder notes payable, shares (August 10 ,2001)												208,972
Issuance of common stock for bridge financing			108									300								(192)
Issuance of common stock for bridge financing, shares												300,000
Retirement of treasury stock																				(50,280)							50,280
Retirement of treasury stock, shares																											(2,400)
Issuance of common stock for net assets/acquisition													3,942	3,900							(3,942)	(3,900)
Issuance of common stock for net assets/acquisition, shares													3,942,400	3,899,547
Transaction and fund raising expenses (August 10 ,2001)			(48,547)																	(48,547)
Uncompensated contribution of services (November 01 , 2001)	218,900
Uncompensated contribution of services (3rd Quarter)			55,556																	55,556
Uncompensated contribution of services (4th Quarter)			100,000																	100,000
Comprehensive income (loss):
Net loss			(1,652,004)																												(1,652,004)
Ending Balance at Dec. 31, 2001			1,052,400									15,190								5,321,761											(4,284,551)
Ending Balance, Shares at Dec. 31, 2001												15,189,563
Issuance of common & preferred stock for cash/services							144												2,772,239	502,517											(502,661)
Issuance of common & preferred stock for cash/services (April 26, 2002)			2,818,236			905													2,817,331
Issuance of common & preferred stock for cash/services (May 16, 2002)						890
Issuance of common & preferred stock for cash/services (May 31 , 2002)						795													2,473,380
Issuance of common & preferred stock for cash/services (June 28, 2002)						230													712,991
Issuance of common & preferred stock for cash/services (July 15, 2002)						75													233,886
Issuance of common & preferred stock for cash/services (August 01, 2002)											38								57,562
Issuance of common & preferred stock for cash/services, shares							143,507
Issuance of common & preferred stock for cash/services, shares (April 26, 2002)						905,000
Issuance of common & preferred stock for cash/services, shares (May 16, 2002)						890,250
Issuance of common & preferred stock for cash/services, shares (May 31 , 2002)						795,000
Issuance of common & preferred stock for cash/services, shares (June 28, 2002)						229,642
Issuance of common & preferred stock for cash/services, shares (July 15, 2002)						75,108
Issuance of common & preferred stock for cash/services, shares (August 01, 2002)	38,400
Uncompensated contribution of services (May 16, 2002)	2,773,129
Uncompensated contribution of services (May 31 , 2002)	2,474,175
Uncompensated contribution of services (June 28, 2002)	713,221
Uncompensated contribution of services (July 15, 2002)	233,961
Uncompensated contribution of services (August 01, 2002)	57,600
Uncompensated contribution of services (1st Quarter)			100,000																	100,000
Uncompensated contribution of services (2nd Quarter)			100,000																	100,000
Uncompensated contribution of services (3rd Quarter)			100,000																	100,000
Uncompensated contribution of services (4th Quarter)			100,000																	100,000
Issuance of warrants for services (September 06 , 2002)	103,388																		103,388
Deemed dividend associated with beneficial conversion of preferred stock																				10,178,944											(10,178,944)
Comprehensive income (loss):
Net loss			(5,433,055)																												(5,433,055)
Other comprehensive loss, foreign currency translation adjustment			13,875																										13,875
Comprehensive income (loss)			(5,419,180)
Ending Balance at Dec. 31, 2002			5,206,930				3,039					15,228								25,573,999									13,875		(20,399,211)
Ending Balance, Shares at Dec. 31, 2002							3,038,507					15,227,963
Issuance of common & preferred stock for cash/services			(1,087,200)																												(1,087,200)
Issuance of common & preferred stock for cash/services (May 16 , 2003)			1,145,750						46										1,145,704
Issuance of common & preferred stock for cash/services (May 09, 2003)			2,773,328						110										2,773,218
Issuance of common & preferred stock for cash/services (January 07, 2003)	92,400										62								92,338
Issuance of common & preferred stock for cash/services (August 27, 2003)			18,455,561						3,359										18,452,202
Issuance of common & preferred stock for cash/services (3rd Quarter)			310,000									202								309,798
Issuance of common & preferred stock for cash/services (4th Quarter)			279,500									137								279,363
Issuance of common & preferred stock for cash/services, shares (May 16 , 2003)									45,500
Issuance of common & preferred stock for cash/services, shares (May 09, 2003)									110,250
Issuance of common & preferred stock for cash/services, shares (January 07, 2003)											61,600
Issuance of common & preferred stock for cash/services, shares (August 27, 2003)	3,359,331
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)												202,500
Issuance of common & preferred stock for cash/services, shares (4th Quarter)												136,500
Issuance of common stock for conversion of convertible securities (2nd Quarter)			40,701				(72)					147								40,626
Issuance of common stock for conversion of convertible securities (3rd Quarter)			(78,809)				(2,967)			(156)		7,189								(82,875)
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)							(70,954)					147,062
Issuance of common stock for conversion of convertible securities, shares (3rd Quarter)							(2,967,553)			(155,750)		7,188,793
Issuance of common stock for net assets/acquisition (March 31, 2003)			540,000								100								539,900
Issuance of common stock for net assets/acquisition, shares (March 31, 2003)											100,000
Uncompensated contribution of services (1st Quarter)			100,000																	100,000
Uncompensated contribution of services (2nd Quarter)			100,000																	100,000
Deemed dividend associated with beneficial conversion of preferred stock																				1,244,880											(1,244,880)
Cancellation/Retirement of common/restricted stock (March 31, 2003)			(119,459)								(79)								(119,380)
Cancellation/Retirement of common/restricted stock, shares (March 31, 2003)											(79,382)
Conversion of warrant into common stock (2nd Quarter)												114								(114)
Conversion of warrant into common stock (3rd Quarter)												213								(213)
Conversion of warrants in to common stock, shares (2nd Quarter)												114,598
Conversion of warrants in to common stock, shares (3rd Quarter)												212,834
Conversion of warrants in to common stock, shares (4th Quarter)												393
Compensation expense on options and warrants issued to non-employees and directors			412,812																	412,812
Comprehensive income (loss):
Net loss			(11,268,294)																												(11,268,294)
Other comprehensive loss, foreign currency translation adjustment			360,505																										360,505
Comprehensive income (loss)			(10,907,789)
Ending Balance at Dec. 31, 2003			17,263,725									26,672								50,862,258									374,380		(33,999,585)
Ending Balance, Shares at Dec. 31, 2003												26,672,192
Issuance of common & preferred stock for cash/services (2nd Quarter)	56,817,434		56,817,434								7,200	7,200							56,810,234	56,810,234
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)											7,200,000	7,200,000
Repurchase of common/treasury stock (4th Quarter)	(25,974,000)		25,974,000																							(25,974,000)	25,974,000
Repurchase of common stock/treasury, shares (4th Quarter)																										4,000,000	4,000,000
Conversion of warrant into common stock (1st Quarter)											79	79							(79)	(79)
Conversion of warrants in to common stock, shares (1st Quarter)											78,526	78,526
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	1,410,498		1,410,498									1,410,498							1,410,498
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	143,462		143,462																143,462	143,462
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)	229,133		229,133																229,133	229,133
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)			127,497																	127,497
Adjustments to stock granted during period value share based compensation to employees non employees and directors (4th Quarter)	127,497																		127,497
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	95,000		95,000								15	15							94,985	94,985
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)												52								(52)
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	190,000		190,000								110	110							189,890	189,890
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)											15,000	15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)												51,828
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)											110,000	110,000
Issuance of common stock in connection with exercise of warrants (1st Quarter)	7,720		7,720								4	4							7,716	7,716
Issuance of common stock in connection with exercise of warrants (2nd Quarter)											52								(52)
Issuance of common stock in connection with exercise of warrants (3rd Quarter)											7	7							(7)	(7)
Issuance of common stock in connection with exercise of warrants (4th Quarter)											28	28							(28)	(28)
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)											4,000	4,000
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)											51,828
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)											7,431	7,431
Issuance of common stock in connection with exercise of warrants, shares (4th Quarter)											27,652	27,652
Issuance of common stock for cash in connection with exercise of warrants (3rd Quarter)	59,695		59,695								28	28							59,667	59,667
Issuance of common stock for cash in connection with exercise of warrants, shares (3rd Quarter)											28,270	28,270
Comprehensive income (loss):
Net loss	(21,474,469)		(21,474,469)																											(21,474,469)	(21,474,469)
Other comprehensive loss, foreign currency translation adjustment	79,725		79,725																									79,725	79,725
Other comprehensive income, net unrealized gain on available-for-sale investments	10,005		10,005																									10,005	10,005
Comprehensive income (loss)			(21,384,739)
Comprehensive income (loss)	(21,384,739)
Ending Balance at Dec. 31, 2004			28,985,425									34,195								109,935,174							(25,974,000)		464,110		(55,474,054)
Ending Balance, Shares at Dec. 31, 2004												34,194,899															4,000,000
Conversion of warrant into common stock (2nd Quarter)											28	28							(28)	(28)
Conversion of warrant into common stock (3rd Quarter)											12	12							(12)	(12)
Conversion of warrants in to common stock, shares (2nd Quarter)											27,785	27,785
Conversion of warrants in to common stock, shares (3rd Quarter)											12,605	12,605
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)			33,565																	33,565
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)			(61,762)																	(61,762)
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)			(137,187)																	(137,187)
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)			18,844																	18,844
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	33,565																		33,565
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	(61,762)																		(61,762)
Adjustments to stock granted during period value share based compensation to non employees (3rd Quarter)	(137,187)																		(137,187)
Adjustments to stock granted during period value share based compensation to non employees (4th Quarter)	18,844																		18,844
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	75,000		75,000								25	25							74,975	74,975
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)											25,000	25,000
Compensation expense on acceleration of options (4th Quarter)	14,950		14,950																14,950	14,950
Compensation expense on restricted stock award issued to employee (4th Quarter)	606		606																606	606
Conversion of predecessor company shares											94	94
Comprehensive income (loss):
Net loss	(35,777,584)		(35,777,584)																											(35,777,584)	(35,777,584)
Other comprehensive loss, foreign currency translation adjustment	(1,372,600)		(1,372,600)																									(1,372,600)	(1,372,600)
Foreign exchange gain on substantial liquidation of foreign entity	133,851		133,851																									133,851	133,851
Other comprehensive income, net unrealized gain on available-for-sale investments	(10,005)		(10,005)																									(10,005)	(10,005)
Comprehensive income (loss)			(37,026,338)
Comprehensive income (loss)	(37,026,338)
Ending Balance at Dec. 31, 2005			(8,096,897)									34,260								109,879,125							(25,974,000)		(784,644)		(91,251,638)
Ending Balance, Shares at Dec. 31, 2005												34,260,383															4,000,000
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)	46,336		42,810																46,336	42,810
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)	407,012		96,177																407,012	96,177
Compensation expense on options and warrants issued to non-employees and directors (3rd Quarter)			25,627																	25,627
Compensation expense on options and warrants issued to non-employees and directors (4th Quarter)			34,772																	34,772
Adjustments to stock granted during period value share based compensation to employees non employees and directors (3rd Quarter)	389,458																		389,458
Adjustments to stock granted during period value share based compensation to employees non employees and directors (4th Quarter)	390,547																		390,547
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	42,810																		42,810
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	96,177																		96,177
Adjustments to stock granted during period value share based compensation to non employees (3rd Quarter)	25,627																		25,627
Adjustments to stock granted during period value share based compensation to non employees (4th Quarter)	34,772																		34,772
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)	16,500		16,500								10	10							16,490	16,490
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	156,900		156,900								76	76							156,824	156,824
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)											10,000	10,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)											76,000	76,000
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)			46,336																	46,336
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)			407,012																	407,012
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)			389,458																	389,458
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)			390,547																	390,547
Compensation expense on restricted stock issued to employees (1st Quarter)	23,497		23,497								129	129							23,368	23,368
Compensation expense on restricted stock issued to employees (2nd Quarter)	4,210		4,210																4,210	4,210
Compensation expense on restricted stock issued to employees (3rd Quarter)	3,605		3,605																3,605	3,605
Compensation expense on restricted stock issued to employees (4th Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees, shares (1st Quarter)											128,750	128,750
Cancellation of unvested restricted stock (2nd Quarter)											97	(97)							(97)	97
Cancellation of unvested restricted stock (4th Quarter)											15	(15)							(15)	15
Cancellation of unvested restricted stock, shares (2nd Quarter)											(97,400)	(97,400)
Cancellation of unvested restricted stock, shares (4th Quarter)											(15,002)	(15,002)
Acquisition of Agera	2,182,505		2,182,505																											2,182,505			2,182,505
Comprehensive income (loss):
Net loss	(35,899,538)																													(35,899,538)
Net income (loss)			(35,899,538)																												(35,821,406)		(78,132)
Other comprehensive loss, foreign currency translation adjustment	657,182		657,182																									657,182	657,182
Comprehensive income (loss)	(35,242,356)		(35,242,356)
Ending Balance at Dec. 31, 2006			(39,519,209)									34,363								111,516,561							(25,974,000)		(127,462)		(124,968,671)
Ending Balance at Dec. 31, 2006			(39,519,209)									34,363								111,516,561							(25,974,000)		(127,462)		(127,073,044)		2,104,373
Ending Balance, Shares at Dec. 31, 2006												34,362,731															4,000,000
Issuance of common & preferred stock for cash/services (3rd Quarter)	13,752,167		13,752,167								6,767	6,767							13,745,400	13,745,400
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)											6,767,647	6,767,647
Compensation expense on options and warrants issued to non-employees and directors (1st Quarter)			39,742																	39,742
Compensation expense on options and warrants issued to non-employees and directors (2nd Quarter)			39,981																	39,981
Adjustments to stock granted during period value share based compensation to non employees (1st Quarter)	39,742																		39,742
Adjustments to stock granted during period value share based compensation to non employees (2nd Quarter)	39,981																		39,981
Issuance of common stock for cash in connection with exercise of stock options (1st Quarter)	23,100		23,100								15	15							23,085	23,085
Issuance of common stock for cash in connection with exercise of stock options (3rd Quarter)	3,166		3,166								2	2							3,164	3,164
Issuance of common stock for cash in connection with exercise of stock options, shares (1st Quarter)											15,000	15,000
Issuance of common stock for cash in connection with exercise of stock options, shares (3rd Quarter)											1,666	1,666
Issuance of common stock in connection with exercise of warrants (3rd Quarter)	894,304		894,304								493	493							893,811	893,811
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)											492,613	492,613
Compensation expense on restricted stock award issued to employee (4th Quarter)	88																		88
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	448,067		448,067																448,067	448,067
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	462,363		462,363																462,363	462,363
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	478,795		478,795																478,795	478,795
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	378,827		378,827																378,827	378,827
Compensation expense on restricted stock issued to employees (1st Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees (2nd Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees (3rd Quarter)	88		88																88	88
Compensation expense on restricted stock issued to employees (4th Quarter)			88																	88
Expense in connection with modification of employee stock options (1st Quarter)	1,178,483		1,178,483																1,178,483	1,178,483
Comprehensive income (loss):
Net loss	(35,819,461)																													(35,819,461)
Net income (loss)			(35,819,461)																												(35,573,114)		(246,347)
Other comprehensive loss, foreign currency translation adjustment	846,388		846,388																									846,388	846,388
Comprehensive income (loss)	(34,973,073)		(34,973,073)
Ending Balance at Dec. 31, 2007			(56,792,935)									41,640								129,208,631							(25,974,000)		718,926		(160,788,132)
Ending Balance at Dec. 31, 2007			(56,792,935)									41,640								129,208,631							(25,974,000)		718,926		(162,646,158)		1,858,026
Ending Balance, Shares at Dec. 31, 2007												41,639,657															4,000,000
Cancellation/Retirement of common/restricted stock	1		(1)								1	(1)
Cancellation/Retirement of common/restricted stock, shares											165	(165)
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)	151,305		151,305																151,305	151,305
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)	193,754		193,754																193,754	193,754
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)	171,012		171,012																171,012	171,012
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)	166,196		166,196																166,196	166,196
Expense in connection with modification of employee stock options (1st Quarter)	1,262,815		1,262,815																1,262,815	1,262,815
Compensation expense on option awards issued to non-employees (1st Quarter)	44,849		44,849																44,849	44,849
Compensation expense on option awards issued to non-employees (2nd Quarter)	62,697		62,697																62,697	62,697
Compensation expense on option awards issued to non-employees (3rd Quarter)	166,687		166,687																166,687	166,687
Compensation expense on option awards issued to non-employees (4th Quarter)	(86,719)		(86,719)																(86,719)	(86,719)
Comprehensive income (loss):
Net loss	(33,091,855)																													(33,091,855)
Net income (loss)			(33,091,855)																												(31,411,179)		(1,680,676)
Reclassification of foreign exchange gain on substantial liquidation of foreign entities	(2,152,569)		(2,152,569)																									(2,152,569)	(2,152,569)
Other comprehensive loss, foreign currency translation adjustment	1,433,643		1,433,643																									1,433,643	1,433,643
Comprehensive income (loss)	(33,810,781)		(33,810,781)
Ending Balance at Dec. 31, 2008			(88,471,121)									41,639								131,341,227							(25,974,000)				(193,879,987)
Ending Balance at Dec. 31, 2008			(88,471,121)									41,639								131,341,227							(25,974,000)				(194,057,337)		177,350
Ending Balance, Shares at Dec. 31, 2008												41,639,492															4,000,000
Issuance of common stock for conversion of convertible securities (Two Months Ended August 31 , 2009)	35,382
Issuance of common stock for conversion of convertible securities (1st Quarter)			344,000									38								343,962
Issuance of common stock for conversion of convertible securities (2nd Quarter)			10,470,000									1,143								10,468,857
Issuance of common stock for conversion of convertible securities, shares (1st Quarter)												37,564
Issuance of common stock for conversion of convertible securities, shares (2nd Quarter)												1,143,324
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)			138,798																	138,798
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)			112,616																	112,616
Compensation expense on option awards issued to non-employees (1st Quarter)			1,746																	1,746
Balance of expense due to cancellation of options issued to employees and directors in bankruptcy (Two Months Ended August 31 , 2009)																			294,912	294,912
Cancellation of Predecessor common stock and fresh start adjustments			(124,495,151)									(42,820)								(150,426,331)							25,974,000
Cancellation of Predecessor accumulated deficit and accumulated other comprehensive loss			128,335,806																												128,335,806
Cancellation of Predecessor common stock and fresh start adjustment, shares												(42,820,380)															(4,000,000)
Issuance of common stock in connection with emergence from Chapter 11			5,472,000									11,400								5,460,600
Issuance of common stock in connection with emergence from Chapter 11, shares												11,400,000
Comprehensive income (loss):
Net income (loss)			65,927,163																												65,927,163
Comprehensive income (loss)			65,927,163
Ending Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Ending Balance at Aug. 31, 2009			(7,305,849)	(1,833,849)											11,400					(7,688,831)			(2,228,231)							382,982
Ending Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Beginning Balance, Shares at Aug. 31, 2009															11,400,000
Issuance of common & preferred stock for cash/services											25
Issuance of common & preferred stock for cash/services, shares											25,501
Compensation expense on option awards issued to employees/directors/consultants				326,838																			326,838
Compensation expense on option awards issued to non-employees				386,380																			386,380
Issuance of 2.7 million shares of common stock in connection with the exit financing	58,652			1,800,000											2,667								1,797,333
Issuance of 2.7 million shares of common stock in connection with the exit financing, shares															2,666,666
Issuance of common stock for cash in connection with exercise of warrants																			58,627
Compensation expense on shares issued to management				168,000											600								167,400
Compensation expense on shares issued to management, shares															600,000
Comprehensive income (loss):
Net income (loss)				(5,034,506)																												(5,034,506)
Comprehensive income (loss)				(5,034,506)
Ending Balance at Dec. 31, 2009				(4,128,485)											14,692								508,347									(4,651,524)
Ending Balance, Shares at Dec. 31, 2009															14,692,167
Beginning Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Beginning Balance at Aug. 31, 2009				(1,833,849)																(7,688,831)										382,982
Beginning Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Uncompensated contribution of services				0
Comprehensive income (loss):
Net loss				(49,263,480)
Net income (loss)				(49,263,479)
Comprehensive income (loss)				(49,349,479)
Ending Balance at Dec. 31, 2011				(5,600,501)
Ending Balance at Dec. 31, 2011				(5,600,501)														(550,020)					43,734,339
Beginning Balance (Pre-Adjusted Balance)			(11,146,504)									42,820								142,737,500							(25,974,000)				(127,952,824)
Beginning Balance at Aug. 31, 2009				(1,833,849)																(7,688,831)										382,982
Beginning Balance, Shares (Pre-Adjusted Balance)												42,820,380															4,000,000
Uncompensated contribution of services				0
Comprehensive income (loss):
Net loss				(64,730,678)
Net income (loss)				(64,730,678)
Ending Balance at Jun. 30, 2012				(20,380,339)
Ending Balance at Jun. 30, 2012				(20,380,399)														(550,020)					44,418,999
Beginning Balance at Dec. 31, 2009				(4,128,485)											14,692								508,347									(4,651,524)
Beginning Balance, Shares at Dec. 31, 2009															14,692,167
Issuance of common & preferred stock for cash/services				3,469,400				364,000							5,077		607						3,464,323		363,393
Issuance of common & preferred stock for cash/services, shares															5,076,664		606,667
Uncompensated contribution of services				0
Issuance of warrants for services				(2,890,711)																			(2,890,711)
Issuance of common stock for cash in connection with exercise of stock options, shares	0
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)				324,377																			324,377
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)				222,011																			222,011
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)				183,231																			183,231
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)				104,094																			104,094
Compensation expense on option awards issued to non-employees (1st Quarter)				18,391																			18,391
Compensation expense on option awards issued to non-employees (2nd Quarter)				33,206																			33,206
Compensation expense on option awards issued to non-employees (3rd Quarter)				7,724																			7,724
Compensation expense on option awards issued to non-employees (4th Quarter)				27,507																			27,507
Compensation expense on shares issued to management (1st Quarter)				18,000																			18,000
Compensation expense on shares issued to management (2nd Quarter)				18,000																			18,000
Compensation expense on shares issued to management (3rd Quarter)				18,000																			18,000
Compensation expense on shares issued to management (4th Quarter)				18,000																			18,000
Comprehensive income (loss):
Net loss				(12,879,633)
Net income (loss)				(12,879,633)																												(12,879,633)
Comprehensive income (loss)				(12,879,633)
Comprehensive income (loss)				(12,879,633)
Ending Balance at Dec. 31, 2010				(15,072,888)
Ending Balance at Dec. 31, 2010				(15,072,888)											20,376								2,437,893									(17,531,157)
Ending Balance, Shares at Dec. 31, 2010															20,375,498
Uncompensated contribution of services				0
Comprehensive income (loss):
Net loss				(27,163,910)
Net income (loss)				(27,163,910)
Ending Balance at Jun. 30, 2011
Beginning Balance at Dec. 31, 2010				(15,072,888)																												(17,531,157)
Beginning Balance at Dec. 31, 2010				(15,072,888)
Issuance of common & preferred stock for cash/services (2nd Quarter)				1,580,560											1,909								1,578,651
Issuance of common & preferred stock for cash/services (3rd Quarter)				20,587,418											41,409			(550,020)					21,096,029
Issuance of common & preferred stock for cash/services, shares (2nd Quarter)															1,908,889
Issuance of common & preferred stock for cash/services, shares (3rd Quarter)															41,409,461
Uncompensated contribution of services				0
Conversion of warrant into common stock (1st Quarter)				327,813											3,894								323,919
Conversion of warrant into common stock (2nd Quarter)				4,558,322											11,554								4,546,768
Conversion of warrant into common stock (3rd Quarter)				3,554,064											7,480								3,546,584
Conversion of warrant into common stock (4th Quarter)				53,437											400								53,037
Conversion of warrants in to common stock, shares (1st Quarter)															3,894,000
Conversion of warrants in to common stock, shares (2nd Quarter)															11,554,000
Conversion of warrants in to common stock, shares (3rd Quarter)															7,480,000
Conversion of warrants in to common stock, shares (4th Quarter)															400,000
Issuance of common stock for cash in connection with exercise of stock options (2nd Quarter)															246								(246)
Issuance of common stock for cash in connection with exercise of stock options, shares	600,000
Issuance of common stock for cash in connection with exercise of stock options, shares (2nd Quarter)															246,141
Issuance of common stock in connection with exercise of warrants	2,418,646
Issuance of common stock in connection with exercise of warrants (1st Quarter)				241,831											289								241,542
Issuance of common stock in connection with exercise of warrants (2nd Quarter)				6,072,957											7,230								6,065,727
Issuance of common stock in connection with exercise of warrants (3rd Quarter)				945,376											891								944,485
Issuance of common stock in connection with exercise of warrants, shares	4,837,291
Issuance of common stock in connection with exercise of warrants, shares (1st Quarter)															289,599
Issuance of common stock in connection with exercise of warrants, shares (2nd Quarter)															7,230,103
Issuance of common stock in connection with exercise of warrants, shares (3rd Quarter)															890,564
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)				995,551																			995,551
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)				1,082,503																			1,082,503
Compensation expense on option awards issued to employees/directors/consultants (3rd Quarter)				225,235																			225,235
Compensation expense on option awards issued to employees/directors/consultants (4th Quarter)				259,985																			259,985
Compensation expense on option awards issued to non-employees (1st Quarter)				38,203																			38,203
Compensation expense on option awards issued to non-employees (2nd Quarter)				250,473																			250,473
Compensation expense on shares issued to management (1st Quarter)				18,000																			18,000
Compensation expense on shares issued to management (2nd Quarter)				18,000																			18,000
Compensation expense on shares issued to management (3rd Quarter)				12,000																			12,000
Comprehensive income (loss):
Net loss				(31,349,341)
Net income (loss)				(31,349,341)																												(31,349,341)
Comprehensive income (loss)				(31,349,341)
Comprehensive income (loss)				(31,349,341)
Ending Balance at Dec. 31, 2011				(5,600,501)
Ending Balance at Dec. 31, 2011				(5,600,501)											95,678			(550,020)					43,734,339									(48,880,498)
Beginning Balance, Shares at Dec. 31, 2011															95,678,255
Uncompensated contribution of services				0
Conversion of warrant into common stock		101			25,156										2,200									25,055
Conversion of warrant into common stock (1st Quarter)				30,573											400								30,173
Conversion of warrant into common stock (2nd Quarter)				49,239																			47,039
Conversion of warrants in to common stock, shares																100,625
Conversion of warrants in to common stock, shares (1st Quarter)															400,000
Conversion of warrants in to common stock, shares (2nd Quarter)															2,200,000
Issuance of common stock for cash in connection with exercise of stock options, shares	0
Compensation expense on option awards issued to employees/directors/consultants (1st Quarter)				278,959																			278,959
Compensation expense on option awards issued to employees/directors/consultants (2nd Quarter)				277,170																			277,170
Compensation expense on option awards issued to non-employees (1st Quarter)				28,483																			28,483
Compensation expense on shares issued to management (2nd Quarter)				(2,219)																			(2,219)
Comprehensive income (loss):
Net loss				(15,467,199)
Net income (loss)				(15,467,199)																												(15,467,199)
Ending Balance at Jun. 30, 2012				(20,380,339)
Ending Balance at Jun. 30, 2012				$ (20,380,399)											$ 98,379			$ (550,020)					$ 44,418,999									$ (64,347,697)
Ending Balance, Shares at Jun. 30, 2012															98,378,880